Business combinations - Financial Position of Business Acquired in 2020 (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	R$ 816
Trade and other receivables recognised as of acquisition date	10,037
Property and equipment	1,490
Intangible assets - Customer relationship	29,053
Intangible asset - Trademarks and patents	288,964
Intangible asset - Software	45,361
Other assets	64,119
Total assets	449,207
Trade accounts payable	21,423
Labor and social security liabilities	3,044
Deferred tax liabilities	12,318
Other liabilities	3,241
Total liabilities	48,207
Net assets and liabilities	401,000
Consideration paid	491,817
Goodwill	R$ 90,817